As filed with the Securities and Exchange Commission on March 21, 2014

1933 Act File No. 033-11387

1940 Act File No. 811-04984

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 183	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 182	[ X ]
(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS

(Exact Name of Registrant as Specified in Charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 4151 Amon Carter Boulevard MD 2450 Fort Worth, Texas 76155 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s Prospectus for the A Class, C Class, Y Class, Advisor Class, AMR Class, Institutional Class, Investor Class, and Retirement Class shares of the American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, American Beacon Small Cap Value II Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Retirement Income and Appreciation Fund, American Beacon Intermediate Bond Fund, and American Beacon Short-Term Bond Fund which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 181 to the Registrant’s registration statement on February 28, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 183 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 21, 2014.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 183 Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	March 21, 2014
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	March 21 , 2014
Melinda G. Heika

Gerard J. Arpey*	Trustee	March 21, 2014
Gerard J. Arpey

W. Humphrey Bogart*	Trustee	March 21, 2014
W. Humphrey Bogart

Brenda A. Cline*	Trustee	March 21, 2014
Brenda A. Cline

Eugene J. Duffy*	Trustee	March 21, 2014
Eugene J. Duffy

Thomas M. Dunning*	Trustee	March 21, 2014
Thomas M. Dunning

Alan D. Feld*	Trustee	March 21, 2014
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	March 21, 2014
Richard A. Massman

Barbara J. McKenna*	Trustee	March 21, 2014
Barbara J. McKenna

R. Gerald Turner*	Trustee	March 21, 2014
R. Gerald Turner

*By /s/ Rosemary K. Behan

        Rosemary K. Behan, Attorney-in-Fact

EXHIBIT INDEX

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

POWER OF ATTORNEY

I, Gerard J. Arpey, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of August, 2012.

/s/ Gerard J. Arpey

Gerard J. Arpey, Trustee

POWER OF ATTORNEY

I, W. Humphrey Bogart, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of August, 2012.

/s/ W. Humphrey Bogart

W. Humphrey Bogart, Trustee

POWER OF ATTORNEY

I, Brenda A. Cline, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of August, 2012.

/s/ Brenda A. Cline

Brenda A. Cline, Trustee

POWER OF ATTORNEY

I, Eugene J. Duffy, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of August, 2012.

/s/ Eugene J. Duffy

Eugene J. Duffy, Trustee

POWER OF ATTORNEY

I, Thomas M. Dunning, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of August, 2012.

/s/ Thomas M. Dunning

Thomas M. Dunning, Trustee

POWER OF ATTORNEY

I, Alan D. Feld, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of August, 2012.

/s/ Alan D. Feld

Alan D. Feld, Trustee

POWER OF ATTORNEY

I, Richard A. Massman, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of August, 2012.

/s/ Richard A. Massman

Richard A. Massman, Trustee

POWER OF ATTORNEY

I, Barbara J. McKenna, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of August, 2012.

/s/ Barbara J. McKenna

Barbara J. McKenna, Trustee

POWER OF ATTORNEY

I, R. Gerald Turner, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 9th day of August, 2012.

/s/ R. Gerald Turner

R. Gerald Turner, Trustee